Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Basic and diluted earnings per share

	Years ended December 31,
	2015	2014	2013
	(millions, except per share data)
Net income attributable to Willis Towers Watson	$373	$362	$365
Basic weighted average number of shares outstanding (i)	68	67	66
Dilutive effect of potentially issuable shares (i)	1	1	2
Diluted weighted average number of shares outstanding (i)	69	68	68
Basic earnings per share:
Net income attributable to Willis Towers Watson shareholders (i)	$5.49	$5.40	$5.53
Dilutive effect of potentially issuable shares (i)	(0.08)	(0.08)	(0.16)
Diluted earnings per share:
Net income attributable to Willis Towers Watson shareholders (i)	$5.41	$5.32	$5.37